ACCRUED INTEREST PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
ACCRUED INTEREST PAYABLE
ACCRUED INTEREST PAYABLE

 NOTE 5: ACCRUED INTEREST PAYABLE

Changes in accrued interest payable during the six months ended December 31, 2021 is as follows:

Accrued interest payable at June 30, 2021	$366,149
Interest expense accrued for the six months ended December 31, 2021	80,771
Interest paid in cash	(22,011)
Conversion of accrued interest into common stock	(56,001)
Accrued interest payable at December 31, 2021	$368,908

NOTE 6: ACCRUED INTEREST PAYABLE

Changes in accrued interest payable during the year ended June 30, 2021, is as follows:

Accrued interest payable at June 30, 2020	$677,857
Interest expense on notes payable for the year ended June, 2021	136,360
Write off of accrued interest	(385,803)
Payments of accrued interest	(40,662)
Conversion of accrued interest into common stock	(21,603)
Accrued interest payable at June 30, 2021	$366,149
Interest expense for the year ended June 30, 2021	$136,668
Amortization of debt discount	305,499
Total interest expense for the year ended June 30, 2021	$442,167